OPERATING EXPENSES (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
OPERATING EXPENSES
Operating expenses	$ 221,229	$ 225,817	$ 80,518
Employee benefit expenses and severance payments
Salaries, Social security expenses and benefits	(40,275)	(41,124)	(16,641)
Severance indemnities	(5,153)	(3,497)	(557)
Other employee benefits	(1,103)	(1,152)	(747)
Employee benefit expenses and severance payments	$ (46,531)	$ (45,773)	$ (17,945)